ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Assets And Liabilities Classified As Held For Sale [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE
In December 2024, Brookfield Infrastructure agreed to the sale of a 33% minority equity interest in a subsidiary of our global intermodal logistics operation, which owns and leases stabilized intermodal container assets to customers, for net proceeds of approximately $430 million ($116 million to the partnership). Our global intermodal logistics operation will retain a 67% interest as an investment in associate and continue to manage the subsidiary under a management agreement. As a result, the assets and liabilities of the subsidiary were classified as held for sale as at December 31, 2024.

The major classes of assets and liabilities classified as held for sale are as follows:

US$ MILLIONS	Dec. 31, 2024
Assets
Accounts receivable and other current assets	42
Current assets	42
Property, plant and equipment	1,775
Intangible assets	105
Other non-current assets	36
Total assets classified as held for sale	$1,958

Liabilities
Accounts payable and other liabilities	$12
Non-recourse borrowings	1,197
Total liabilities associated with assets held for sale	1,209
Net assets classified as held for sale	$749